Notes Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Notes Receivables [Abstract]
Schedule of Notes Receivable Consisted

Notes receivable consisted of the following:

	June 30,	December 31,
Maturity Date	2025	2024
Within the first quarter of 2025	$-	$161,413
Within the second quarter of 2025	-	360,918
Within the third quarter of 2025	358,353	-
Within the fourth quarter of 2025	452,898	-
Total	$811,251	$522,331